Accounts receivable (Details 2) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Maturity analysis of note receivables
Receivables	R$ 9,871,459	R$ 8,104,679
Due within 30 days
Maturity analysis of note receivables
Receivables	5,356,563	4,323,893
Due within 31 to 120 days
Maturity analysis of note receivables
Receivables	3,199,710	3,135,358
Due within 121 to 180 days
Maturity analysis of note receivables
Receivables	701,130	468,913
Due within 181 to 360 days
Maturity analysis of note receivables
Receivables	601,796	R$ 176,515
Due after 360 days
Maturity analysis of note receivables
Receivables	R$ 12,260